Corporate information	12 Months Ended
Dec. 31, 2021
Corporate Information
Corporate information

1	Corporate information

Sendas Distribuidora S.A. ("Sendas Distribuidora" or the “Company”) is a publicly listed company under the Novo Mercado segment of B3 S.A. - Brasil, Bolsa, Balcão (B3), under the ticker symbol "ASAI3" and on the New York Stock Exchange (NYSE), under the ticker symbol "ASAI". The Company is mainly engaged in the retail and wholesale sale of food, bazar, and other products through its stores, represented by the banner “ASSAÍ”. Sendas Distribuidora is based in the State of Rio de Janeiro, at Avenida Ayrton Senna, 6.000, Lote 2 - Anexo A, Jacarepaguá/RJ. On December 31, 2021, the Company operated 212 stores and 14 Distribution Centers in 23 states and in the Federal District in Brazil.

On December 31, 2020, the Company completed a corporate reorganization (the “Transaction”) that resulted in the separation of the Company’s cash and carry business under the ASSAÍ banner from the traditional retail business of Companhia Brasileira de Distribuição (“GPA”). As a result of the Transaction, the Company ceased to be a wholly-owned subsidiary of GPA and became a direct subsidiary of Wilkes Participações S.A. (“Wilkes”), whose parent company is Casino Guichard Perrachon (“Casino”), a French company listed in the Paris Stock Exchange. On December 31, 2020, the Company transferred Almacenes Éxito S.A. (“Éxito”) control in its entirety to GPA as part of spin-off transaction (see note 1.3).

1.1	Acquisition and subsequent distribution of Almacenes Éxito S.A

On November 27, 2019, the Sendas Distribuidora completed a public offering in Colombia to acquire the shares of Éxito from the public including those owned by Casino. Éxito is a Colombian company that operates the Éxito, Carulla, Super Inter, Surtimax and Surtimayorista supermarket and hypermarket banners in Colombia, the Libertad banner in Argentina and the Disco and Devoto banners in Uruguay. Additionally, Éxito also operates shopping centers in Colombia under the banner Viva. Éxito is listed on the Colombian Securities Exchange. Further details of the acquisition are disclosed in note 13.

On December 31, 2020, as part of the Transaction, the Company distributed, to GPA, all of the shares of Éxito. As a result, Éxito and its subsidiaries (collectively, the “Éxito Group”) have been presented as discontinued operation. See notes 1.3 and 31.

1.2	Listing of Sendas Distribuidora

The Transaction contemplated the listing of the Company’s common shares on the B3 and the Company’s American Depositary Shares (“ADSs”) on the NYSE.

On December 11, 2020, the Company became a publicly held company in Brazil, registered with the Brazilian Securities and Exchange Commission (“CVM”) under category “A”.

On February 10, 2021, the Company’s request to list its common shares to trade on the Novo Mercado segment of the B3 was approved, and the Company’s common shares started trading on the B3 on March 1, 2021, under the ticker symbol “ASAI3”.

On February 12, 2021, the Company’s request to list its ADSs representing common shares on the NYSE was approved, and the Company’s ADSs started trading on the NYSE on March 8, 2021, under the ticker symbol “ASAI”.

In connection with the Transaction, holders of GPA’s common shares received one common share issued by the Company for each common share of GPA held at the close of trading on February 26, 2021. In addition, holders of GPA’s ADSs received one ADS (each representing one common share of the Company) for each ADS of GPA held at the close of trading on March 2, 2021.

1.3	Corporate Reorganization

The initial study to segregate Sendas Distribuidora through a partial spin-off from its parent company GPA was approved, by the Board of Directors meeting, held on September 9, 2020.

On November 19, 2020, the Company obtained from its creditors all the necessary consents to undertake the Transaction including holders of the Company’s debentures and promissory notes, as the case may be, agreed to, among other things, amend the interest rates charged for each series of debentures, release GPA as guarantor of the Company's debentures and promissory notes, and amend certain financial covenants upon the conclusion of the Transaction. The total amount of the renegotiated debt was R$6,644, representing 85% of the Company's gross debt on December 31, 2020. In addition, the Company obtained a "waiver" for the compliance of the financial covenants for the period from December 31, 2020 through December 31, 2023 and as a result, the amount of R$71 was recognized in the financial result, which is recorded under cost of debt.

At meetings held on December 12, 2020 and disclosed to the market on December 14, 2020, the Board of Directors of the Company and GPA approved the Transaction to separate the cash and carry business under the ASSAÍ banner from the traditional retail business of GPA.

At the Extraordinary Shareholders’ Meeting held on December 31, 2020, shareholders of the Company and GPA approved the Transaction, as described below:

·	The Company engaged in an exchange transaction with GPA (the “Exchange Transaction”) in which certain assets of GPA were transferred to the Company in exchange for an equivalent value of the shares of Éxito held by the Company (corresponding to 9.07% of the total outstanding shares of Éxito). The assets of GPA transferred to the Company consisted of:
·	50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. – Crédito, Financiamento e Investimento (“FIC”), in the amount of R$769 million (see note 12); and
·	five parcels of real estate (the “Real Estate Assets”), in the aggregate amount of R$146 million, which may be developed as sites for new stores in the future.
·	Following and contemporaneously with the Exchange Transaction, the Company distributed to GPA the remaining shares of Éxito held by the Company (corresponding to 87.80% of the total outstanding shares of Éxito).
·	The Company distributed certain assets to GPA in the net amount of R$20 million. GPA conducted the following capital contributions:
·	GPA transferred to the Company the net assets of stores that may be developed by the Company in the future, with a residual value of R$45 million;

·	GPA contributed intercompany receivables to Company for an amount of R$140 million; and
·	GPA contributed R$500 million in cash to the Company.

In addition, on December 12, 2020, the Company entered into a Separation Agreement with GPA, which provides a framework for the Company’s relationship with GPA following the Transaction. Pursuant to the Separation Agreement, the Company recognized certain assets and liabilities related to contingencies and their related judicial deposits for which the parties have agreed to be responsible following the Transaction, in a net amount of R$127 million.

1.3.1	Derecognition of Éxito subsidiary

On November 27, 2019, the Sendas Distribuidora completed a public offering in Colombia to acquire the shares of Almacenes Éxito S.A. (“Éxito”) from the public including those owned by Casino. Éxito is a Colombian company that operates the Éxito, Carulla, Super Inter, Surtimax and Surtimayorista supermarket and hypermarket banners in Colombia, the Libertad banner in Argentina and the Disco and Devoto banners in Uruguay. Additionally, Éxito also operates shopping centers in Colombia under the banner Viva. Éxito is listed on the Colombian Securities Exchange. Further details of the acquisition are disclosed in note 13.

On December 31, 2020, as part of the Transaction, the Company distributed, to GPA, all of the shares of Éxito. As a result, Éxito and its subsidiaries (collectively, the “Éxito Group”) have been presented as discontinued operation. See note 31.

The following is Éxito’s balance sheets as of December 31, 2020, which were derecognized in the Company’s consolidated balance sheet as a result of the Transaction described above. Upon the derecognition Éxito, which was the Company’s only subsidiary, the Company no longer presents consolidated financial statements.

As of December 31, 2020 (Transaction date)
Current assets
Cash and cash equivalents	3,687
Trade receivables	384
Other accounts receivables	220
Inventories	2,993
Recoverable taxes	570
Other current assets	130
7,984
Assets held for sale	30

Total current assets	8,014
Non-current assets
Related parties	82
Restricted deposits for legal proceedings	3
Other non-current assets	171
Investments	480
Investment properties	3,639
Property, plant and equipment	10,504
Intangible assets	4,051
Total non-current assets	18,930
Total assets	26,944

Current liabilities
Trade payable	6,449
Borrowings and financing	1,051
Payroll and related taxes	375
Lease liabilities	377
Related parties	77
Taxes and social contributions payable	288
Acquisition of non-controlling interest	636
Deferred revenues	200
Dividends payable	40
Other current liabilities	236
Total current liabilities	9,729
Non-current liabilities
Borrowings and financing	520
Deferred income tax and social contribution	883
Provision for legal proceedings	139
Lease liabilities	2,039
Other non-current liabilities	39
Total non-current liabilities	3,620
Shareholders´ equity
Total shareholders´ equity	13,595
Total Liabilities and Shareholders´ equity	26,944

1.4	Sale and Leaseback Transaction

On July 19, 2021, the Company entered into the “Private Instrument of Commitment of Real Estate Investment, Commitment of Purchase and Sale of Real Estate and Incorporation of Real Right of Surface, Under Suspensive Conditions and Other Covenants” (the “Instrument”) with an investment fund managed by BRL Trust Distribuidora de Títulos e Valores Mobiliários S.A. and managed by TRX Gestora de Recursos Ltda. The purpose of the Instrument is the sale, development and lease of five properties of the Company located in the States of São Paulo, Rio de Janeiro and Rondônia.

The transaction includes the sale of five properties, over which construction and real estate development project should be carried out. The total sales price to be received by the Company is R$364. The sales price and cost amount of the construction of the properties will be the basis for defining the final amount of the properties' monthly rents. The assets transferred to "assets held for sale" was in amount of R$349 (see note 14.3).

The Company concluded the sale of three of these properties during 2021 in a total amount of R$209. The amount of R$192 was partially received, and the remaining balance of R$17 will be received upon completion of the work in progress in 2022. As of December 31, 2021, the balance of assets held for sale referring to the two remaining properties was R$147 (see note 29). In relation to the two properties, the amount of $68 was received in advance. However, as the conditions precedent to close the sale were not fulfilled, this amount was recorded as deferred revenues (see note 20).

1.5	Conversion of Extra Hiper stores into Assaí stores

On October 14, 2021, the Board of Directors of the Company and GPA approved a transaction involving the conversion of Extra Hiper stores, operated by GPA, into cash & carry stores which will be operated by the Company under the ASSAÍ brand (“Extra Transaction”).

On December 16, 2021, the Company and GPA signed the “Agreement for Onerous Assignment of Exploration Rights of Commercial Points and Other Agreements” (the “Agreement”), governing the transfer to the Company the exploitation rights of up to 70 commercial points located in several states in Brazil and the Federal District (17 properties owned by GPA and 53 properties owned by third parties), currently operated by GPA for a total amount of up to R$3,973, to be paid by the Company, in installments between December 2021 and January 2024, adjusted by CDI + 1.2% per year, which may also involve the acquisition by the Company of some store equipment.

The closing of the Extra Transaction is subject to the fulfillment of certain conditions, including, but not limited to, obtaining the consent of the property owners and demobilization of the stores by GPA. The deadline to complete the assignment of all commercial points to the Company is May 31, 2022, and this transaction is not subject to the approval by the antitrust authorities.

On December 29, 2021, following the completion of the necessary conditions precedent, the Company and GPA signed an agreement for the purchase and sale of 20 commercial rights (6 properties owned by GPA and 14 properties owned by third parties) and property, plant and equipment (lands and buildings) of 6 properties owned by GPA in the total amount of R$1,201, located in the states of Paraná, São Paulo, Rio de Janeiro, Minas Gerais, Bahia, Pernambuco and the Federal District, (see notes 11.1 and 15). At the same date the Company paid the amount of R$1,000 to GPA related to these acquisitions. The 6 properties owned by GPA are classified as held for sale, for an amount of R$403 (see note 29).

Contemporaneously, on February 25, 2022, GPA and the Company sold the 17 owned properties (11 owned by GPA and 6 properties acquired by the Company) with a total sale price of up to R$1,200, to a real estate fund ("Fund") with the intervention and guarantee of the Company.

On March 31, 2022, the Company concluded the assignment of the exploration rights of 60 properties (20 properties as of December 31, 2021 and 40 properties in the period ended March 31, 2022). The expectation for completion of the other 10 properties is by the end of May 2022.

The Company incurred expenses with legal fees, appraisal reports and due diligence, related to the operation, and these expenses were recorded in “Other operating income and expenses” in the statement of operations (see note 25).

1.6	Impacts of the pandemic on the Company’s financial statements

The Company has been monitoring the spread of COVID-19 (Coronavirus) and its impacts on its operations. Management took actions, among them, we appointed a crisis committee composed of senior management, which makes decisions in line with recommendations of the Brazilian Ministry of Health, local authorities, and professional associations.

The Company implemented all the measures to mitigate the transmission of virus at our stores, distribution centers, and offices, such as frequent sanitization, employees’ safety/protection equipment, flexible working hours, and home office, among others.

Since the beginning of the COVID-19 outbreak, our stores have remained open during periods of general lockdown, as we are considered an essential service. The Company has a strong commitment to society to continue selling essential products to its customers. We did not face supply-side hurdles from industries that continued supplying our distribution centers and stores.

In this regard, the Company fully analyzed its financial statements, in addition to updating the analyses of going concern. Below are the key topics analyzed:

·	The Company reviewed its budget, adopted to estimate the calculation of the recovery of store assets and intangible assets on December 31, 2021, and no significant reductions were seen in revenues, and in other items of the statement of operations to evidence impairment of these assets. Due to uncertainties concerning the end of the pandemic and its macroeconomic effects, the Company analyzed the indication of impairment for certain assets and, accordingly, updated its impairment tests (see note 14.1). The recoverable value is determined by calculating the value in use, from cash projections deriving from financial budgets, which were reviewed and approved by senior management for the next three years, considering the assumptions updated for December 31, 2021. The discount rate applied to cash flow projections is 10.40% on December 31, 2021 (9.80% on December 31, 2020), and the cash flows to exceed three years are extrapolated, applying a growth rate of 6.60% on December 31, 2021 (4.62% on December 31, 2020). As a result of this analysis, we did not identify the need for recording a provision for impairment of these assets;
·	The Company analyzed the collection of balances of accounts receivable from credit card operators, clients, galleries at our stores, property rentals, and concluded that, at this point, it is not necessary to record provisions, in addition to those already recorded;
·	Concerning inventories, the Company does not foresee the need to make a market price adjustment;
·	Financial instruments already reflect the market assumptions in their valuation, there are no additional exposures not disclosed. The Company is not exposed to significant financing denominated in US dollars;
·	At this point, the Company does not foresee additional funding; and
·	Finally, the costs necessary to adapt the Company’s stores to serve the public were not significant and are highlighted in note 25 – Other operating expenses, net.

In summary, according to Management’s estimates and the monitoring of the impacts of the pandemic, there are no effects that should be recorded in the Company’s financial statements, nor are there any effects on the continuity and / or estimates of the Company that would justify changes or recording provisions in addition to those already disclosed. The Company will continue to monitor and evaluate the impacts of the pandemic and make the necessary disclosures.

1.7	Going concern analysis

The management has assessed the Company’s ability to continue operating in a foreseeable future and concluded that Company has ability to maintain its operations and systems working regularly, even in the face of the pandemic COVID-19 (see note 1.6). Therefore, the management is not aware of any material uncertainty that could indicates significant doubts about its ability to continue operating. The financial statements has been prepared based on the assumption of business continuity.

1.8	Possible impacts of the military conflict between Russia and Ukraine

Our business could be adversely affected by unstable economic and political conditions and geopolitical conflicts, such as the conflict between Russia and Ukraine. While we do not have any customer or direct supplier relationships in either country at this time, the current military conflict, and related sanctions, as well as export/import controls or actions that may be initiated by nations including Brazil and other potential uncertainties could adversely affect our business and/or our supply chain, business partners or customers, and could cause changes in our customers buying patterns and interrupt our ability to supply products.

Inflation, energy and commodities costs may fluctuate as a result the conflict between Russia and Ukraine and related economic sanctions. These fluctuations may result in an increase in our transportation costs for distribution, utility costs for our retail stores and costs to purchase products from our suppliers. A continual rise in energy and commodities costs could adversely affect consumer spending and demand for our products and increase our operating costs, both of which could have a material adverse effect on our results of operations, financial condition and cash flows.

While the precise effect of the ongoing military conflict and global economies remains uncertain, they have already resulted in significant volatility in financial markets, as well as in an increase in energy and commodity prices globally. In the event geopolitical tensions fail to abate or deteriorate further, additional governmental sanctions may be enacted adversely impacting the global economy, its banking and monetary systems, markets or customers for our products.

As of December 31, 2021, we did not operate in these countries. The Company will continue to monitor the ongoing status and developments of the conflict and its potential impacts over its operations. No relevant accounting impact was identified until the date of authorization for issuance of these financial statements.